Services [Member] Expense Example - Services - BlackRock Technology Opportunities Fund - Service Shares	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	$ 1,481